Purchases and other expenses - Orange Business and Orange Bank - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring provision
Disclosure of subsidiaries [line items]
Restructuring provision	€ 477	€ 162	€ 185	€ 117